INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8	-	INTANGIBLE ASSETS, NET

	US dollars
	December 31,	Year ended December 31,				December 31,
(in thousands)	2023	2024				2024
	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Technology	10,176	-	(4,929)	3,351	(18)	8,580
Others	654	-	(279)	113	(57)	431
	10,830	-	(5,208)	3,464	(75)	9,011

	US dollars
	December 31,	Year ended December 31,				December 31,
(in thousands)	2024	2025				2025
	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Technology	8,580	-	(4,070)	3,099	830	8,439
Others	431	-	(166)	90	45	400
	9,011	-	(4,236)	3,189	875	8,839

During the years 2023-2025, the impairment analysis of intangible assets did not result in any impairment charge.

(*)
As of December 31, 2025, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2026 – US$ 2,419 thousand, 2027 – US$ 1,777 thousand, 2028 – US$ 1,279 thousand, 2029 – US$ 832 thousand and 2030 and after – US$ 2,532 thousand.